INVESTMENT IN JOINT VENTURE - Rollforward (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INVESTMENT IN JOINT VENTURE
Beginning Balance - Investment in Joint Venture	$ 20,663
Equity pick up loss	(1,213)	$ 16
Ending Balance - Investment in Joint Venture	$ 19,450	$ 20,663